As filed with the Securities and Exchange Commission on April 21, 2005

Securities Act File No. 333-119457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☑ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

Bellevue Park Corporate Center

100 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Telephone Number: (888) 825-2257

(Area Code and Telephone Number)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

Bellevue Park Corporate Center

100 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

Copies to:

Richard T. Prins, Esq. Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 4 Times Square New York, New York 10036-6522	Sarah E. Cogan, Esq. Cynthia G. Cobden, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017-3954	Gregory D. Sheehan, Esq. Thomas R. Hiller, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110-2624

Title of securities being registered: Investor A, B, C and Institutional shares, each with a par value of $0.001 per share, of the BlackRock Select Equity Portfolio, a series of the registrant. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 811-05742) pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page). Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-119457) filed on November 8, 2004.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 is being filed solely to file an opinion of Skadden, Arps, Slate, Meagher & Flom LLP, tax counsel for the Registrant, as Exhibit 12 to the N-14 Registration Statement.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Indemnification of BlackRock Funds’ principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 7(a). Indemnification of BlackRock Funds’ Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 22 of the Custodian Agreement filed herewith as Exhibit 9(a), Section 17 of the Transfer Agency Agreement filed herewith as Exhibit 13(b) and Section 11 of the Administration Agreement filed herewith as Exhibit 13(a). BlackRock Fund intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the BlackRock Fund’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the BlackRock Funds’ Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of BlackRock Funds. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

ITEM 16.	EXHIBITS

Ex. Number	Description
(1)(a)	Declaration of Trust of BlackRock Funds dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(b)	Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(c)	Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(d)	Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to BlackRock Funds’ Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996

(e)	Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(2)	Amended and Restated Code of Regulations of BlackRock Funds is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 42 to BlackRock Funds’ Registration Statement on Form N-1A filed on June 11, 1999

(3)	None

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit 4 of the Registrant’s Registration Statement on Form N-14/A filed on November 8, 2004

(5)	Sections V, VIII and IX of BlackRock Funds’ Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998; Article II of BlackRock Funds’ Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(6)(a)	Investment Advisory Agreement between BlackRock Funds and BlackRock Advisors, Inc. is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to BlackRock Funds’ Registration Statement on Form N-1A filed on May 30, 1996

(b)	Form of Amendment No. 1 to Investment Advisory Agreement between BlackRock Funds and BlackRock Advisors, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ee) of Post-Effective Amendment No. 68 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 28, 2003

Ex. Number	Description
(c)	Form of Amendment No. 1 to Investment Advisory Agreement between BlackRock Funds and BlackRock Financial Management, Inc. dated as of May 8, 2002 is incorporated herein by reference to Exhibit 4(ff) of Post-Effective Amendment No. 68 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 28, 2003

(7)(a)	Distribution Agreement between BlackRock Funds and BlackRock Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 59 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 29, 2001

(b)	Form of Appendix A to Distribution Agreement between BlackRock Funds and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

(8)	None

(9)(a)	Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

(b)	Sub-Custodian Agreement dated April 27, 1992 among BlackRock Funds, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to BlackRock Funds’ Registration Statement on Form N-1A filed on February 13, 1998

(c)	Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 27, 1998

(d)	Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to BlackRock Funds’ Registration Statement on Form N-1A filed on February 13, 1998

(e)	Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to BlackRock Funds’ Registration Statement on Form N-1A filed on February 13, 1998

(f)	Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to BlackRock Funds’ Registration Statement on Form N-1A filed on January 28, 1997

(10)(a)	Amended and Restated Distribution and Service Plan dated September 10, 2004 of BlackRock Funds is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

(b)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System dated September 10, 2004 of BlackRock Funds is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

(11)	Opinion and Consent of counsel—Skadden, Arps, Slate, Meagher & Flom LLP is incorporated herein by reference to Exhibit 11 of the Registrant’s Registration Statement on Form N-14/A filed on November 8, 2004

(12)	Opinion and Consent of counsel—Skadden, Arps, Slate, Meagher & Flom LLP, regarding certain tax matters, filed herewith

(13)(a)	Amended and Restated Administration Agreement dated February 10, 2004 among BlackRock Funds, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

Ex. Number	Description
(b)	Amended and Restated Transfer Agency Agreement dated February 10, 2004 between BlackRock Funds and PFPC Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to BlackRock Funds’ Registration Statement on Form N-1A filed on November 3, 2004

(c)	Share Acquisition Agreement dated April 29, 1998 by and among BlackRock Funds and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to BlackRock Funds’ Registration Statement on Form N-1A filed on April 29, 1998

(14)(a)	Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(a) of the Registrant’s Registration Statement on Form N-14/A filed on November 8, 2004

(b)	Consent of Deloitte & Touche LLP is incorporated herein by reference to Exhibit 14(b) of the Registrant’s Registration Statement on Form N-14/A filed on November 8, 2004

(15)	None

(16)(a)	Power of Attorney of David R. Wilmerding, Jr. dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to BlackRock Funds’ Registration Statement on Form N-1A filed on September 27, 2004

(b)	Power of Attorney of Robert M. Hernandez dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to BlackRock Funds’ Registration Statement on Form N-1A filed on September 27, 2004

(c)	Power of Attorney of Laurence D. Fink dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to BlackRock Funds’ Registration Statement on Form N-lA filed on September 27, 2004

(d)	Power of Attorney of Stuart E. Eizenstat dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to BlackRock Funds’ Registration Statement on Form N-1A filed on September 27, 2004

(e)	Power of Attorney of Dr. Matina Horner dated September 10, 2004 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 84 to BlackRock Funds’ Registration Statement on Form N-1A filed on September 27, 2004

(17)	Form of Proxy Ballot is incorporated herein by reference to Exhibit 17 of Registrant’s Registration Statement on Form N-14 filed on October 1, 2004

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of New York and State of New York, on the 21st day of April, 2005.

BLACKROCK FUNDSSM

By:	/S/ HENRY GABBAY
Henry Gabbay President (Principal Executive Officer)

By:	/S/ PAUL AUDET
Paul Audet Treasurer (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature	Title	Date

*STUART E. EIZENSTAT (Stuart E. Eizenstat)	Trustee	April 21, 2005

*LAURENCE D. FINK (Laurence D. Fink)	Trustee	April 21, 2005

*ROBERT M. HERNANDEZ (Robert M. Hernandez)	Trustee	April 21, 2005

*DR. MATINA HORNER (Dr. Matina Horner)	Trustee	April 21, 2005

*DAVID R. WILMERDING, JR. (David R. Wilmerding, Jr.)	Trustee and Chairman of the Board	April 21, 2005

*By:	/S/ ANNE ACKERLEY Anne Ackerley, Attorney-in-fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

(12)	Opinion and Consent of counsel—Skadden, Arps, Slate, Meagher & Flom LLP, regarding certain tax matters